General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Professional services		$ 2,075	$ 1,998	$ 1,486
Share-based compensation		878	364	962
Salaries and social benefits	[1]	931	865	1,011
Insurance		289	309	511
Traveling abroad		219	134	164
Others		466	534	641
Total general and administrative expenses	[2]	$ 4,858	$ 4,204	$ 4,775

[1]	During 2025, 2024 and 2023, the Company paid to pension funds and to insurance companies an amount of $113 thousand, $115 thousand and $104 thousand which are included in the Company’s salary expenses under research and development and general and administrative expenses, respectively.
[2]	Including transactions with related parties of $1,889 thousand and $1,662 thousand, $3,299 thousand for the year ended December 31, 2025, 2024 and 2023 respectively.